Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) income	$ (231,750)	$ 71,215	$ (975,875)	$ (144,510)	$ (338,931)	$ 354,766	$ (716,127)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation			38,179	17,716		55,407
Amortization			1,006	482		1,505
Amortization of operating right-of-use assets			75,387	32,756		106,561
Loss from equity investment							26,085
Dividend income from marketable securities						(160,062)
Gain on deemed disposal of shares in investee company							(16,509)
Impairment loss in equity investment							366,834
Unrealized holding (gain) loss on marketable securities			165,731	(126,666)	68,391	(350,137)	68,391
Deferred tax expense			(53,299)	134,067		178,329
Inventory write-down			36,636			0	0
Provision for doubtful accounts			121,686
Change in operating assets and liabilities
Accounts receivable			169,393	(322,547)		(165,149)
Accounts receivable – related party				(8,617)	(85,602)		(518,940)
Amount due from related parties						(2,417)	(2,210)
Accounts payable - related party					(35,086)		59
Inventories			80,969	206,540		78,674
Prepaid taxes			448,054	4,185		184,985
Prepayments and other assets			(15,120)	125,422	229,638	352,577	241,372
Prepayments and deposits – related party				(2,780)
Accounts payable				(2,802)	2,778	(2,804)	2,778
Customer deposits			(60,618)	(712,749)		(1,421,886)	(217,743)
Operating lease liabilities			(74,399)	(32,253)		(105,009)
Other payables and accrued liabilities			(129,355)	51,093	44,867	336,709	68,557
Income taxes payable			36,877				(6,965)
Net cash (used in) provided by operating activities			(134,748)	(780,664)	(113,945)	(557,951)	(704,418)
Cash flows from investing activities
Proceeds from sale of investment in marketable securities						121
Purchases of equipment			(1,220)			(4,734)
Purchase of intangible assets						(178)
Cash acquired through acquisition of Agape superior Living Sdn Bhd				1,210,818		1,210,818
Proceeds from sale of non-marketable securities to a related party	70,173			70,173		70,173
Investment in non-marketable securities							(1,500)
Net cash used in investing activities			(1,220)	1,280,991		1,276,200	(1,500)
Cash flows from financing activities
Deferred offering costs			(14,160)	(75,738)		(249,525)
Repayments from related parties						227,434	745
(Loans to) repayments from related parties			(2,428)	216,575			(5,318)
Net cash provided by (used in) financing activities			(16,588)	140,837		(22,091)	(4,573)
Effect of exchange rate on cash			(64,244)	42,043	815	76,985	2,031
Net change in cash			(216,800)	683,207	(113,130)	773,143	(708,460)
Cash, beginning of year	2,744,457	3,452,917	3,517,600	2,744,457	2,857,587	2,744,457	3,452,917
Cash, end of year			3,300,800	3,427,664	2,744,457	3,517,600	2,744,457	3,452,917
Supplemental cash flows information
Income taxes paid			249,583			288,929
Interest paid
Non-cash transactions of investing and financing activities
Changes in right-of-use assets and lease liabilities due to lease modifications			3,286
Initial recognition of right-of-use assets and lease liabilities				461,522		483,343
Sale of non-marketable securities to a related party in exchange for ASL				656,495
Issuance of common stock in exchange for acquisition payment of ASL				1,057,508
Unpaid balance due to a related party in connection with acquisition payment of ASL				90,043
Unpaid accrued liabilities on deferred offering costs				127,500
Amount transferred from investment in investee company to non-marketable securities							724,619
Sale of non-marketable securities to a related party in exchange for acquisition payment of Agape Superior Living Sdn Bhd						656,495
Issuance of common stock in exchange for acquisition of Agape Superior Living Sdn Bhd						1,147,551
Agape Superior Living S D N B H D [Member]
Cash flows from operating activities
Net (loss) income	197,576	(252,125)					(1,059,494)	1,981,911
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation	19,820	21,257					74,702	28,715
Amortization	494	1,621					6,077	5,709
Deferred taxes (benefit) provision	50,833	(57,232)					(250,822)	16,814
Loss on disposal of equipment	(739)
Deferred tax expense	50,833	(57,232)					(250,822)	16,814
Change in operating assets and liabilities
Accounts receivable	356	(28,520)
Other receivables	(849)						14,116	(49,702)
Accounts payable - related party		187,418					514,524	(525,666)
Inventories	(97,687)	(243,106)					(409,086)	988,613
Prepaid taxes	(93,672)	(421,370)					(980,082)	(652,413)
Prepayments and other assets	143,509	(49,875)					(11,514)	(332,774)
Prepayment - related party		217,163					214,100	(219,991)
Customer deposits	60,990	(352,708)					245,909	1,052,787
Other payables and accrued liabilities	(30,505)	(93,034)					(715,974)	393,937
Commission payables								(1,039,008)
Other payables - related parties	(11,757)
Net cash (used in) provided by operating activities	238,369	(1,070,511)					(2,357,544)	1,648,932
Cash flows from investing activities
Purchases of equipment		(760)					(6,502)	(455,786)
Purchase of intangible assets							(2,582)	(6,698)
Net cash used in investing activities		(760)					(9,084)	(462,484)
Cash flows from financing activities
Dividend distributions								(3,292,466)
Loans from related parties		485,526					1,961,091	807
(Loans to) repayments from related parties	1,773	37,244					(116,227)	652,919
Net cash provided by (used in) financing activities	1,773	522,770					1,844,864	(2,638,740)
Effect of exchange rate on cash	(64,478)	18,512					8,068	(13,003)
Net change in cash	175,664	(529,989)					(513,696)	(1,465,295)
Cash, beginning of year	1,030,829	1,544,525		$ 1,030,829		$ 1,030,829	1,544,525	3,009,820
Cash, end of year	1,206,493	1,014,536			$ 1,030,829		1,030,829	1,544,525
Supplemental cash flows information
Income taxes paid	93,672	123,892					995,494	1,047,473
Interest paid
Non-cash transactions of investing and financing activities
Capital contributions from a shareholder loan for additional shares issued							$ 1,977,271